6. Related Party Transactions (June 2017) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Mar. 27, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts payable - related parties	$ 210,000		$ 210,000			$ 196,302	$ 120,000
Due to related parties	508,561		508,561			515,811	458,277
Accrued interest	103,519		103,519			85,394	50,322
Sponsorships - related parties	81,000	$ 0	81,000	$ 0
Note receivable - related party	75,000		75,000			0	$ 0
Private Company [Member]
Sponsorships - related parties			81,000
Proceeds from sponsorship			6,000
Note receivable - related party	$ 75,000		$ 75,000
Note receivable, interest rate			8.00%
Note receivable, maturity date			Oct. 31, 2018
Warrants received	24,999		24,999
Other Related Party [Member]
Asset transferred for cancelled stock, stock cancelled					833,333
Stock issued for racecars, stock issued			333,333
Stock issued for racecars, value			$ 50,000
Consulting Agreement [Member] | CEO and Majority Shareholder [Member]
Accounts payable - related parties	$ 210,000		210,000			180,000
Consulting to related parties	15,000	$ 15,000	$ 30,000	$ 30,000
Line of Credit [Member] | CEO and Majority Shareholder [Member]
Line of credit issuance date			Oct. 01, 2009
Line of credit maximum amount	600,000		$ 600,000
Line of credit interest rate			8.00%
Due to related parties	258,914		$ 258,914			183,164
Accrued interest	25,945		$ 25,945			18,354
Line of Credit 2 [Member] | CEO and Majority Shareholder [Member]
Line of credit issuance date			Aug. 05, 2013
Line of credit maximum amount	500,000		$ 500,000
Due to related parties	249,647		249,647			332,647
Accrued interest	$ 77,574		$ 77,574			$ 67,040